Related Parties	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related Parties	Related parties
Shareholders with representation on the Board of Directors of Telefónica, S.A.
In 2023, the Company's shareholders represented on the Board of Directors of Telefónica, S.A. were Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) and CaixaBank, S.A.
Based on the information provided by CaixaBank, S.A. for the 2023 Annual Report on Corporate Governance, as of December 31, 2023, the shareholding of CaixaBank, S.A. in Telefónica’s share capital were 3.51%.
Based on the information provided by Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) for the 2023 Annual Report on Corporate Governance, as of December 31, 2023, the shareholding of BBVA in Telefónica’s share capital were 4.86%. Likewise, and according to the aforementioned information provided by BBVA, the percentage of economic rights attributed to Telefónica, S.A. shares owned by BBVA as of December 31, 2023, would increase by 0.168% without voting rights of the Company's share capital.
The following is a summary of significant transactions between the Telefónica Group and BBVA and CaixaBank companies, other than the payment of the dividend corresponding to its shareholding. All transactions were carried out at market prices.
Participated companies
On November 20, 2020, Telefónica Innovación Digital, S.L.U. (previously called Telefónica Digital España, S.L.U.), and Compañía Chilena de Inversiones, S.L., an affiliated company of BBVA, entered into an agreement related to the incorporation of a subsidiary in Colombia with the aim of commercializing loans to consumers and SME in such country. On January 5, 2021, this company was incorporated as a 50/50 joint venture between the two companies, under the name Movistar Consumer Finance Colombia, S.A.S (see Note 10).
The Telefónica Group holds a 50% interest in Telefónica Consumer Finance, E.F.C., S.A., a company controlled by CaixaBank (see Note 10).
The Telefónica Group and BBVA each hold a 44.44% interest in the joint venture Adquira España, S.A. (see Note 10).
The Telefónica Group has a 50% interest in Telefónica Factoring España and its subsidiaries in Brazil, Peru, Colombia, Mexico, Chile and Ecuador, accounted for by the equity method (see Note 10), in which BBVA and CaixaBank have minority interests.
On July 21, 2022, Telefónica, S.A. and CaixaBank Payments and Consumer E.F.C., E.P., S.A. incorporated the company Telefónica Renting, S.A. 50% each. This company is controlled by CaixaBank (see Note 10).
The accounting balances as of December 31, 2023 and 2022, as well as the accounting reflection of the transactions carried out in 2023 and 2022 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and CaixaBank hold interests are shown below:

Millions of euros	12/31/2023	12/31/2022
Receivables and other assets from associates and joint ventures	33	7
Payables and other liabilities to associates and joint ventures	14	7

Millions of euros	2023	2022
Revenue from operations with associates and joint ventures	261	13
Expenses from operations with associates and joint ventures	40	7
Finance cost from operations with associates and joint ventures	1	1
The heading "Revenue from operations with associates and joint ventures" for 2023 includes 243 million euros corresponding to the Group's transactions with Telefónica Renting, S.A., an associated company controlled by the CaixaBank group.
Derivatives
The net fair value of the outstanding derivatives as of December 31, 2023 contracted with BBVA and CaixaBank amounts to 52 and 27 million euros, respectively (185 and 41 million euros, respectively, as of December 31, 2022).
The nominal value of these derivatives amounted to 9,797 and 707 million euros, respectively (5,778 million euros with BBVA and 264 million euros with CaixaBank in 2022). As explained in the 'Derivatives policy' section of Note 19, this volume is so high because derivatives can be applied several times to the same underlying asset for an amount equal to its face value. As of December 31, 2023, the derivatives contracted with BBVA and CaixaBank account for approximately 13% of the total amount of outstanding derivatives contracted by the Group with external counterparties (see Note 19).
The Company maintains various derivative financial instruments settled by differences contracted with BBVA (see Note 17).
Additionally, at December 31, 2023, collateral guarantees on derivatives from BBVA and CaixaBank have been received, amounting to 45 million euros (net asset position) and 31 million euros (net liability position), respectively (236 million euros and 43 million euros (net liability position), respectively at December 31, 2022).
Renting operations with CaixaBank
In mid-2021, a new Fusion portfolio came into force that included a rental device. The Group has an agreement with CaixaBank to in turn rent these devices (a model known as "rent to rent"), covered by a framework financing agreement previously formalized between Telefónica and CaixaBank. In 2023, the volume of these operations with companies of the CaixaBank group (mainly Telefónica Renting and CaixaBank Equipment Finance) amount to 393 million euros (405 million euros in 2022) which have involved 33 million euros in financial expenses (19 million euros in 2022). As of December 31, 2023, the balance of the account payable to CaixaBank amounted to 717 million euros (501 million euros as of December 31, 2022).
Likewise, the Group carries out other equipment rental operations with CaixaBank (equipment at customers' homes, such as routers or decoders). In 2023, the volume of this equipment leasing transactions was 117 million euros (82 million euros in 2022), with financial expenses amounting to 6 million euros (3 million euros in 2022). As of December 31, 2023, the debt with CaixaBank for these concepts amounts to 142 million euros (119 million euros in 2022).
Other operations
The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA and CaixaBank in 2023 and 2022 is shown below:

BBVA
Millions of euros	2023	2022
Finance costs	42	11
Receipt of services	8	7
Other expenses	38	3
Total costs	88	21
Finance income	47	14
Dividends received (1)	21	15
Services rendered	48	40
Sale of goods	10	7
Other income	3	7
Total revenues	129	83
(1)  At December 31, 2023, Telefónica held a 0.76% stake (0.73% stake at December 31, 2022) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

CaixaBank
Millions of euros	2023	2022
Finance costs	12	6
Receipt of services	4	5
Purchase of goods	63	53
Total costs	79	64
Services rendered	79	69
Sale of goods	63	51
Other income	—	2
Total revenues	142	122
The following table shows the balance sheet positions of these operations as of December 31, 2023 and 2022, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31,2023	December 31,2022
Finance arrangements: loans, capital contributions and others (borrower)	191	140
Finance arrangements: loans and capital contributions (lender)	696	13
Guarantees	239	165
The heading "Finance arrangements: loans and capital contributions (lender)" for 2023 mainly includes a deposit set up by Telefónica, S.A.of 600 million euros maturing in January 2024.

CaixaBank
Millions of euros	December 31,2023	December 31,2022
Finance arrangements: loans, capital contributions and others (borrower)	174	148
Finance arrangements: loans and capital contributions (lender)	48	—
Other payables	135	37
Guarantees	104	160
Other significant shareholders
During fiscal year 2023, the significant shareholders of the Company without representation on the Board of Directors of Telefónica, S.A. were BlackRock, Inc. and Public Investment Fund. These shareholders are not considered a related party as they do not have representation on the Board of Directors of Telefónica, S.A. nor exert significant influence on the company.

Based on the information notified by BlackRock, Inc to the CNMV on March 31, 2020, as updated per the share capital of Telefónica, S.A. as of December 31, 2023, the shareholding of BlackRock, Inc in Telefónica’s share capital were 4.50%. Based on the Schedule 13G/A filed with the SEC, on October 7, 2022, BlackRock, Inc. beneficially owned 4.98% of Telefónica, S.A. shares (4.51% of voting rights), updated per the share capital of Telefónica, S.A. as of December 31, 2023.

According to the information contained in the communication sent by Public Investment Fund to the CNMV on September 8, 2023, it is indicated that Green Bridge Investment Company SCS (a company controlled by Saudi Telecom Company which in turn is controlled by Public Investment Fund): (i) acquired shares representing 4.90% of the share capital of Telefónica, S.A, and (ii) entered into a conditional sale and purchase agreement for 5.00% of the shares of Telefónica, S.A., subject, among other matters, to the approval of the Spanish Council of Ministers. In addition, on September 11, 2023, Morgan Stanley notified the CNMV of a 12.178% interest in voting rights attributed to shares (0.007%) and through financial instruments (12.171%) including a financial instrument (put/call option) on 9.90% of the share capital of Telefónica, S.A., related to the risk management of the position under the financial operation on the same shares as those referred to in the Public Investment Fund referred to above. According to the communication sent to the CNMV, this financial instrument would not imply an incremental or additional participation in the share capital of Telefónica, S.A.
Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2023 and 2022, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2023 of 5,565,729 euros (6,598,467 euros in 2022). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.